Right-of-use assets and lease liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Right-of-use assets
Net carrying amount at beginning of period	€ 5,349
Additions	808	€ 684
Depreciation	(928)	(999)
Impairment losses	(47)	(41)
Currency translation differences	(292)	85
Other changes	(247)	(69)
Net carrying amount at end of period	4,643	5,349
Lessee's exposure arising from options for extension or termination of lease for office buildings	302
Lessee's exposure arising from extension options related to service stations for sale of oil products	148
Lessee's exposure arising from other extension options related to concessions of a land	€ 60
Mozambique Rovuma Venture SpA
Right-of-use assets
% ownership interest	35.71%
Exploration & Production
Right-of-use assets
Net carrying amount at beginning of period	€ 3,895
Net carrying amount at end of period	€ 3,274	3,895
Exploration & Production | Ghana and Angola | Minimum
Right-of-use assets
Lease, term of contract	9 years
Exploration & Production | Ghana and Angola | Maximum
Right-of-use assets
Lease, term of contract	16 years
Refining & Marketing and Chemical
Right-of-use assets
Net carrying amount at beginning of period	€ 831
Net carrying amount at end of period	788	831
Corporate and Other activities
Right-of-use assets
Net carrying amount at beginning of period	574
Net carrying amount at end of period	526	574
Upstream business
Right-of-use assets
Lessee's exposure arising from other extension options related to ancillary assets	48
Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period		5,656
Reclassifications at beginning of period		46
Reclassifications to assets held for sale at beginning of period		(13)
After initial application
Right-of-use assets
Net carrying amount at beginning of period		5,689
Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount at beginning of period	3,153
Additions	79	32
Depreciation	(232)	(240)
Currency translation differences	(251)	67
Other changes	(77)
Net carrying amount at end of period	2,672	3,153
Lease commitment, nominal value	1,700
Floating production storage and offloading vessels (FPSO) | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period		3,294
Floating production storage and offloading vessels (FPSO) | After initial application
Right-of-use assets
Net carrying amount at beginning of period		3,294
Drilling rig
Right-of-use assets
Net carrying amount at beginning of period	313
Additions	193	192
Depreciation	(189)	(224)
Currency translation differences	(13)	6
Other changes	(60)	(7)
Net carrying amount at end of period	244	313
Drilling rig | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period		346
Drilling rig | After initial application
Right-of-use assets
Net carrying amount at beginning of period		346
Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount at beginning of period	497
Additions	281	219
Depreciation	(252)	(272)
Currency translation differences	(13)	4
Other changes	(67)	(23)
Net carrying amount at end of period	446	497
Naval facilities and related logistic bases for oil and gas transportation | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period		569
Naval facilities and related logistic bases for oil and gas transportation | After initial application
Right-of-use assets
Net carrying amount at beginning of period		569
Motorway concessions and service stations
Right-of-use assets
Net carrying amount at beginning of period	460
Additions	49	54
Depreciation	(57)	(61)
Impairment losses	(21)	(13)
Currency translation differences		2
Other changes	(7)	(14)
Net carrying amount at end of period	424	460
Motorway concessions and service stations | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period		462
Reclassifications at beginning of period		30
Motorway concessions and service stations | After initial application
Right-of-use assets
Net carrying amount at beginning of period		492
Oil and gas distribution facilities
Right-of-use assets
Net carrying amount at beginning of period	6
Additions	22	1
Depreciation	(2)	(1)
Impairment losses	(15)
Other changes		(1)
Net carrying amount at end of period	11	6
Oil and gas distribution facilities | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period		7
Oil and gas distribution facilities | After initial application
Right-of-use assets
Net carrying amount at beginning of period		7
Buildings
Right-of-use assets
Net carrying amount at beginning of period	707
Additions	65	108
Depreciation	(118)	(115)
Currency translation differences	(8)	3
Other changes	6	(9)
Net carrying amount at end of period	652	707
Lease commitment, nominal value	€ 438
Lease commitment, term of contract	20 years
Lease commitment, extension option	6 years
Buildings | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period		720
Buildings | After initial application
Right-of-use assets
Net carrying amount at beginning of period		720
Vehicles
Right-of-use assets
Net carrying amount at beginning of period	€ 32
Additions	24	22
Depreciation	(22)	(23)
Other changes	(2)	(10)
Net carrying amount at end of period	32	32
Vehicles | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period		43
Vehicles | After initial application
Right-of-use assets
Net carrying amount at beginning of period		43
Other
Right-of-use assets
Net carrying amount at beginning of period	181
Additions	95	56
Depreciation	(56)	(63)
Impairment losses	(11)	(28)
Currency translation differences	(7)	3
Other changes	(40)	(5)
Net carrying amount at end of period	162	181
Other | Increase (decrease) due to application of IFRS 16
Right-of-use assets
First adoption IFRS 16 at beginning of period		215
Reclassifications at beginning of period		16
Reclassifications to assets held for sale at beginning of period		(13)
Other | After initial application
Right-of-use assets
Net carrying amount at beginning of period		218
Gross carrying amount
Right-of-use assets
Net carrying amount at beginning of period	6,351
Net carrying amount at end of period	6,381	6,351
Gross carrying amount | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount at beginning of period	3,393
Net carrying amount at end of period	3,107	3,393
Gross carrying amount | Drilling rig
Right-of-use assets
Net carrying amount at beginning of period	528
Net carrying amount at end of period	528	528
Gross carrying amount | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount at beginning of period	757
Net carrying amount at end of period	927	757
Gross carrying amount | Motorway concessions and service stations
Right-of-use assets
Net carrying amount at beginning of period	532
Net carrying amount at end of period	573	532
Gross carrying amount | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount at beginning of period	7
Net carrying amount at end of period	29	7
Gross carrying amount | Buildings
Right-of-use assets
Net carrying amount at beginning of period	806
Net carrying amount at end of period	859	806
Gross carrying amount | Vehicles
Right-of-use assets
Net carrying amount at beginning of period	54
Net carrying amount at end of period	65	54
Gross carrying amount | Other
Right-of-use assets
Net carrying amount at beginning of period	274
Net carrying amount at end of period	293	274
Accumulated depreciation, amortisation and impairment
Right-of-use assets
Net carrying amount at beginning of period	(1,002)
Net carrying amount at end of period	(1,738)	(1,002)
Accumulated depreciation, amortisation and impairment | Floating production storage and offloading vessels (FPSO)
Right-of-use assets
Net carrying amount at beginning of period	(240)
Net carrying amount at end of period	(435)	(240)
Accumulated depreciation, amortisation and impairment | Drilling rig
Right-of-use assets
Net carrying amount at beginning of period	(215)
Net carrying amount at end of period	(284)	(215)
Accumulated depreciation, amortisation and impairment | Naval facilities and related logistic bases for oil and gas transportation
Right-of-use assets
Net carrying amount at beginning of period	(260)
Net carrying amount at end of period	(481)	(260)
Accumulated depreciation, amortisation and impairment | Motorway concessions and service stations
Right-of-use assets
Net carrying amount at beginning of period	(72)
Net carrying amount at end of period	(149)	(72)
Accumulated depreciation, amortisation and impairment | Oil and gas distribution facilities
Right-of-use assets
Net carrying amount at beginning of period	(1)
Net carrying amount at end of period	(18)	(1)
Accumulated depreciation, amortisation and impairment | Buildings
Right-of-use assets
Net carrying amount at beginning of period	(99)
Net carrying amount at end of period	(207)	(99)
Accumulated depreciation, amortisation and impairment | Vehicles
Right-of-use assets
Net carrying amount at beginning of period	(22)
Net carrying amount at end of period	(33)	(22)
Accumulated depreciation, amortisation and impairment | Other
Right-of-use assets
Net carrying amount at beginning of period	(93)
Net carrying amount at end of period	€ (131)	€ (93)